Consolidated Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–112.87%(b)(c)
Aerospace & Defense–6.12%

ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	7.53%	10/03/2026	EUR	1,414	$ 1,355,720

Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (1 mo. Term SOFR + 3.75%)	8.80%	07/02/2029		$1,593	1,573,117

Castlelake Aviation Ltd., Incremental Term Loan	7.78%	10/22/2027		4,697	4,607,573
Dynasty Acquisition Co., Inc.

Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	8.75%	04/08/2026		207	202,201

Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	8.75%	04/08/2026		110	107,269

FDH Group Acquisition, Inc., Term Loan A(d)(e)	12.05%	10/01/2025		21,940	21,589,325

Gogo Intermediate Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	9.02%	04/30/2028		989	980,735
Greenrock Finance, Inc.

Delayed Draw Term Loan (3 mo. Term SOFR + 4.35%)	9.25%	06/21/2029		36	34,511

Term Loan (3 mo. Term SOFR + 4.25%)	9.25%	06/21/2029		78	74,773

IAP Worldwide Services, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $1,745,738)(e)(f)	11.66%	07/18/2023		1,738	1,738,143
KKR Apple Bidco LLC

First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.15%	09/22/2028		392	389,298

First Lien Term Loan (1 mo. Term SOFR + 2.75%)	9.27%	09/22/2028		655	637,682

NAC Aviation 8 Limited (Nordic Aviation) (Ireland), Revolver Loan(g)	0.00%	12/31/2026		1,826	1,826,168
NAC Aviation 8 Ltd. (Ireland)

Term Loan(e)	8.81%	12/31/2026		2,003	0

Term Loan(e)(h)	–	12/31/2026		1,974	0

Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.98%	02/01/2029		2,400	2,287,835

Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. Term SOFR + 4.00%)	8.90%	09/13/2029		671	666,089

Rand Parent LLC (Atlas Air), Term Loan B	9.13%	02/09/2030		2,457	2,121,106

Spirit AeroSystems, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.55%	01/14/2027		1,669	1,670,090

Titan Acquisition Holdings L.P., Term Loan B(e)	1.00%	04/27/2030		1,004	989,458
TransDigm, Inc.

Term Loan H (1 mo. Term SOFR + 3.25%)	8.15%	02/28/2027		134	133,273

Term Loan I (1 mo. Term SOFR + 3.25%)	8.15%	08/10/2028		905	901,224

					43,885,590

Air Transport–3.05%

AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. USD LIBOR + 4.75%)	10.00%	04/20/2028		6,859	6,900,874

Air Canada (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	8.84%	08/11/2028		1,437	1,435,078

American Airlines, Inc., Term Loan	8.15%	02/09/2028		1,696	1,636,179

eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	7.02%	08/02/2024	EUR	667	709,452

United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.89%	04/21/2028		8,373	8,343,851

WestJet Airlines Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	8.25%	12/11/2026		3,084	2,856,201

					21,881,635

Automotive–6.96%

Adient PLC, Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.52%	04/10/2028		506	505,868

Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	9.75%	04/06/2028		4,022	3,941,590

Belron Group S.A., First Lien Term Loan B (1 mo. Term SOFR + 2.75%)	7.83%	04/06/2029		1,136	1,132,809
Constellation Auto (CONSTE/BCA) (United Kingdom)

First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	8.18%	07/28/2028	GBP	305	327,910

Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	11.43%	07/27/2029	GBP	800	545,018

DexKo Global, Inc., First Lien Term Loan (1 mo. Term SOFR + 6.50%)	11.40%	10/04/2028		360	346,568
First Brands Group Intermediate LLC

Term Loan B (6 mo. Term SOFR + 5.00%)	10.03%	03/30/2027		346	333,979

Term Loan B (1 mo. Term SOFR + 5.00%)	10.25%	03/30/2027		2,693	2,592,085

Garrett Borrowing LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	8.66%	04/30/2028		557	524,218

Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	9.75%	11/09/2027		2,529	2,431,231

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
M&D Distributors

Delayed Draw Term Loan(d)(e)	10.91%	08/31/2028		$246	$ 242,951

Delayed Draw Term Loan(g)	0.00%	08/31/2028		2,119	2,093,119

Revolver Loan(d)(e)(g)	0.00%	08/31/2028		1,182	1,168,035

Term Loan A(d)(e)(h)	–	08/31/2028		6,728	6,647,755

Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.27%	05/04/2028		1,111	1,073,877
Muth Mirror Systems LLC

Revolver Loan(d)(e)	11.89%	04/23/2025		1,523	1,402,499

Term Loan(d)(e)	11.86%	04/23/2025		17,079	15,729,904

PowerStop LLC, Term Loan B (3 mo. USD LIBOR + 4.75%)	9.90%	01/24/2029		1,197	860,491

Transtar Industries, Inc., Term Loan A(d)(e)	12.66%	01/22/2027		8,013	7,988,626

					49,888,533

Beverage & Tobacco–1.41%

AI Aqua Merger Sub, Inc., Term Loan B	0.00%	07/31/2028		2,829	2,730,447

Al Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.80%	07/31/2028		2,788	2,691,083

City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.76%	03/31/2028		7,120	3,524,452

Naked Juice LLC (Tropicana), Second Lien Term Loan (3 mo. Term SOFR + 6.00%)	11.00%	01/20/2030		1,520	1,170,892

					10,116,874

Brokers, Dealers & Investment Houses–0.15%

AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (3 mo. USD LIBOR + 6.50%)	11.63%	08/05/2029		39	34,585

Zebra Buyer LLC, Term Loan (3 mo. Term SOFR + 4.00%)	8.65%	11/01/2028		1,049	1,039,625

					1,074,210

Building & Development–1.86%

Altadia (Timber Servicios Empresariales S.A.) (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	8.04%	02/17/2029	EUR	328	320,855

Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	7.75%	08/27/2025		240	227,684

Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.40%)	8.86%	07/06/2028	GBP	193	218,778

Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	10.11%	04/01/2028		3,298	2,528,409
Icebox Holdco III, Inc.

First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	12/22/2028		1,938	1,869,179

Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)(e)	11.91%	12/21/2029		593	521,492

LBM Holdings LLC, First Lien Term Loan(h)	–	12/17/2027		115	105,616

LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	10.00%	02/16/2029		4,023	3,136,743

Mayfair Mall LLC, Term Loan (1 mo. SOFR + 3.25%)(e)	8.55%	04/20/2024		931	846,834

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.50%	04/29/2029		2,442	2,330,087

Quikrete Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	7.78%	02/01/2027		61	60,730

Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	9.16%	07/24/2024		1,179	1,173,525

					13,339,932

Business Equipment & Services–15.10%

Aegion Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	9.90%	05/17/2028		497	488,571

Asurion LLC, Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	8.15%	11/03/2024		403	402,551

Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.00%)	8.27%	10/30/2026		52	51,069

Checkout Holding Corp., Term Loan(e)(h)	–	06/30/2023		33	33,452

Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.65%	05/17/2028		1,286	1,235,299
Constant Contact

Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.70%	02/15/2029		1,012	833,855

Term Loan B (1 mo. USD LIBOR + 4.00%)	9.20%	02/10/2028		672	626,362

Corp. Service Co., Term Loan B (1 mo. Term SOFR + 3.25%)	8.50%	11/02/2029		1,469	1,469,248

CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.50%	08/08/2026		106	99,050

Creation Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 5.50%)	10.72%	10/05/2028		1,358	1,238,802
CV Intermediate Holdco Corp. (Class Valuation)

Delayed Draw Term Loan(d)(e)	11.57%	03/31/2026		11,524	10,924,462

Revolver Loan(d)(e)	11.39%	03/31/2026		677	641,756

Revolver Loan(g)	0.00%	03/31/2026		500	474,341

Term Loan B(d)(e)	11.45%	03/31/2026		7,788	7,382,979

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)

Dakota Holding Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.65%	04/09/2027		$985	$ 937,860
Dun & Bradstreet Corp. (The)

Revolver Loan(e)(h)	–	09/11/2025		526	518,396

Revolver Loan(g)	0.00%	09/11/2025		3,051	3,006,697

Term Loan (1 mo. USD LIBOR + 3.25%)	8.41%	02/06/2026		462	459,743
Esquire Deposition Solutions LLC

Delayed Draw Term Loan(d)(e)	1.00%	12/28/2027		2,558	2,519,911

Revolver Loan(d)(e)	11.55%	12/28/2027		298	289,513

Revolver Loan(g)	0.00%	12/28/2027		981	951,256

Term Loan B(d)(e)(h)	–	12/28/2027		8,932	8,663,667
Garda World Security Corp. (Canada)

Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.34%	02/01/2029		2,454	2,394,389

Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	9.44%	10/30/2026		1,831	1,805,450

GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	05/12/2028		1,033	975,399
Grandir (The Education Group) (France)

Term Loan B-1 (3 mo. EURIBOR + 4.25%)	7.73%	09/29/2028	EUR	388	406,206

Term Loan B-2 (3 mo. EURIBOR + 4.25%)	7.73%	09/29/2028	EUR	65	67,701

ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	7.27%	04/01/2028	EUR	406	414,085

Karman Buyer Corp., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.50%)	9.72%	10/28/2027		2,126	1,913,207
KronosNet CX Bidco (Comspa Konecta) (Spain)

Term Loan B	8.96%	09/30/2029	EUR	333	331,733

Term Loan B	0.00%	10/14/2029	EUR	200	198,997

Lamark Media Group, Incremental Term Loan(d)(e)	11.32%	10/14/2027		2,526	2,450,526
Lamark Media Group LLC

Delayed Draw Term Loan(d)(e)	10.71%	10/14/2027		1,626	1,578,734

Revolver Loan(d)(e)	0.50%	10/14/2027		815	791,345

Revolver Loan(g)	0.00%	10/14/2027		272	263,782

Term Loan B(d)(e)	10.71%	10/14/2027		7,511	7,293,566
Monitronics International, Inc.

DIP Term Loan A(e)	12.33%	06/27/2023		3,936	3,877,246

DIP Term Loan B(e)	12.09%	11/17/2023		1,318	1,298,431
Term Loan (3 mo. USD LIBOR + 7.50%)

(Acquired 08/30/2019-01/28/2021; Cost $8,129,031)(f)(i)(j)	0.00%	03/29/2024		10,390	5,384,316
NAS LLC (d.b.a. Nationwide Marketing Group)

Revolver Loan(e)	11.55%	06/03/2024		172	170,670

Revolver Loan(g)	0.00%	06/03/2024		690	682,680

Term Loan (3 mo. USD LIBOR + 6.50%)(e)	11.55%	06/03/2024		8,277	8,194,097

Term Loan(e)	11.55%	06/03/2024		3,362	3,327,984

Term Loan(e)	11.55%	06/03/2024		1,572	1,556,652

Orchid Merger Sub II LLC, Term Loan (6 mo. Term SOFR + 4.75%)	9.80%	07/27/2027		3,044	2,222,418
Protect America

Revolver Loan(e)(h)	–	09/01/2024		1,211	1,126,097

Revolver Loan(g)	0.00%	09/01/2024		81	75,351

QA Group (IndigoCyan) (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	9.30%	06/23/2024	GBP	3,566	4,299,457

Red Ventures LLC (New Imagitas, Inc.), Term Loan B (1 mo. Term SOFR + 3.00%)	8.15%	02/24/2030		497	485,275

Skillsoft Corp., Term Loan (1 mo. Term SOFR + 4.75%)	10.42%	07/14/2028		1,057	906,549

Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	9.68%	06/05/2028	GBP	411	441,515

Spin Holdco, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	8.99%	03/04/2028		8,734	7,051,526

Tempo Acquisition LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	8.15%	08/31/2028		53	52,954

UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(e)	11.05%	03/20/2027		874	764,802
Virtusa Corp.

Incremental Term Loan B (1 mo. Term SOFR + 3.75%)	9.00%	02/08/2029		362	356,151

Term Loan (1 mo. USD LIBOR + 3.75%)	9.33%	02/11/2028		769	758,012

WebHelp (France), Term Loan B (1 mo. Term SOFR + 4.00%)	8.55%	08/04/2028		1,038	1,034,469

					108,200,612

Cable & Satellite Television–3.40%

Altice Financing S.A. (Luxembourg), Term Loan	9.99%	10/31/2027		407	380,065

CSC Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	9.56%	01/15/2028		6	5,145

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Lightning Finco Ltd. (LiveU) (United Kingdom)

Term Loan B-1 (3 mo. USD LIBOR + 5.75%)(e)	11.23%	08/31/2028		$17,300	$ 16,608,509

Term Loan B-2 (6 mo. USD LIBOR + 5.75%)(e)	11.23%	08/31/2028		2,097	2,034,123
Numericable-SFR S.A. (France)

Incremental Term Loan B-13 (1 mo. Term SOFR + 4.00%)	9.32%	08/14/2026		1,826	1,657,933

Term Loan B-12 (1 mo. Term SOFR + 3.69%)	8.95%	01/31/2026		1,331	1,207,831

ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	9.41%	09/01/2028		78	62,930

Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	7.11%	04/30/2028		206	199,219

Virgin Media 02 - LG (United Kingdom), Term Loan Y (1 mo. Term SOFR + 3.25%)	8.11%	03/06/2031		2,327	2,244,374

					24,400,129

Chemicals & Plastics–7.28%

AkzoNoble Chemicals, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.99%	03/03/2028		981	966,738

Aruba Investments, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.90%	11/24/2028		1,024	909,280
Arxada (Switzerland)

Term Loan B (3 mo. EURIBOR + 3.93%)	7.02%	07/03/2028	EUR	350	323,695

Term Loan B (3 mo. USD LIBOR + 3.93%)	9.08%	07/03/2028		230	198,572

Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%)	9.71%	08/27/2026		4,181	3,988,198
BES (Discovery Purchaser Corp.)

First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.28%	10/03/2029		800	757,088

Second Lien Term Loan (1 mo. Term SOFR + 7.00%)	11.91%	08/03/2030		663	615,837

Caldic (Pearls BidCo) (Netherlands), Term Loan B (1 mo. Term SOFR + 4.00%)	8.80%	02/26/2029		113	111,514

Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.02%	12/01/2027		1,000	974,248
Colouroz Investment LLC (Germany)

First Lien Term Loan C	0.00%	09/21/2023		1	404

PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 9.52% Cash Rate(k)	5.75%	09/21/2024		45	19,467

Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	8.40%	03/16/2025		144	142,139

Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	10.52%	11/01/2028		3,057	2,756,148

Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	9.05%	05/28/2029		396	374,897
HASA Acquisition LLC

Delayed Draw Term Loan(d)(g)	0.00%	01/10/2029		1,505	1,460,038

Revolver Loan(d)(e)	10.56%	01/10/2029		579	561,553

Revolver Loan(g)	0.00%	01/10/2029		868	842,329

Term Loan(d)(e)	10.69%	01/10/2029		13,634	13,224,570

ICP Group Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	12/29/2027		917	711,249

Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	9.00%	03/03/2030		741	738,478
Ineos US Finance LLC

Term Loan	9.00%	11/08/2027		986	982,655

Term Loan	8.75%	02/09/2030		1,496	1,485,799

Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.50%)	8.77%	06/30/2027		602	593,325

Momentive Performance Materials USA, Inc., Term loan B (1 mo. Term SOFR + 4.50%)	9.65%	03/22/2028		1,644	1,617,792

Nobian Finance B.V., Term Loan (6 mo. EURIBOR + 3.15%)	6.77%	07/01/2026	EUR	1,590	1,609,310

Potters Industries LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	12/14/2027		710	706,553

Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.02%	11/03/2025		513	503,265
Vertellus

Revolver Loan (1 mo. USD LIBOR + 5.75%)(e)	11.07%	12/22/2025		472	443,245

Revolver Loan(g)	0.00%	12/22/2025		1,120	1,050,987

Term Loan B (6 mo. SOFR + 5.75%)(e)	10.84%	12/22/2027		12,955	12,436,353

W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.94%	09/22/2028		1,070	1,060,207

					52,165,933

Clothing & Textiles–0.61%
ABG Intermediate Holdings 2 LLC

Delayed Draw Term Loan(g)	0.00%	12/21/2028		854	836,601

Second Lien Term Loan (1 mo. Term SOFR + 6.00%)	11.25%	12/20/2029		796	744,288

Term Loan B-4 (1 mo. Term SOFR + 4.00%)	9.41%	12/21/2028		2,603	2,551,633

BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	8.59%	04/28/2028		219	216,375

					4,348,897

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Conglomerates–0.15%

CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	7.23%	03/16/2029	EUR	446	$ 464,953
Safe Fleet Holdings LLC

First Lien Incremental Term Loan (1 mo. Term SOFR + 5.00%)(e)	10.19%	02/23/2029		$328	326,335

Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	11.91%	02/02/2026		264	243,777

					1,035,065

Containers & Glass Products–6.24%

Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	8.79%	03/11/2028		1	317

Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.41%	12/14/2028		1,155	1,044,817

Duran Group (Germany), Term loan C-2 (1 mo. Term SOFR + 5.50%)(e)	10.33%	05/31/2026		3,302	3,304,433
Keg Logistics LLC

Revolver Loan(d)(e)	11.05%	11/23/2027		1,663	1,581,196

Revolver Loan(g)	0.00%	11/23/2027		603	573,709

Term Loan A (1 mo. USD LIBOR + 6.00%)(d)(e)	11.32%	11/23/2027		25,792	24,527,664
Keter Group B.V. (Netherlands)

Term Loan B-1 (3 mo. EURIBOR + 4.25%) (Acquired 04/29/2022-02/21/2023; Cost $1,166,129)(f)	7.49%	10/31/2023	EUR	1,188	1,081,875

Term Loan B-3-A (3 mo. EURIBOR + 4.25%) (Acquired 02/21/2023; Cost $389,280)(f)	7.71%	10/31/2023	EUR	426	387,469

LABL, Inc. (Multi-Color), Term Loan (1 mo. USD LIBOR + 5.00%)	10.25%	10/29/2028		3,801	3,708,857

Libbey Glass, Inc., First Lien Term Loan (3 mo. SOFR + 3.75%)(e)	4.75%	11/22/2027		3,480	3,497,405

Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)(e)	9.40%	07/07/2028		730	691,503
Mold-Rite Plastics LLC (Valcour Packaging LLC)

First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.84%	10/04/2028		1,712	1,462,679

Second Lien Term Loan (6 mo. USD LIBOR + 7.00%)	12.09%	10/04/2029		409	251,653

Refresco Group N.V. (Netherlands), Term Loan B (3 mo. Term SOFR + 4.25%)	9.34%	07/12/2029		2,661	2,632,510

					44,746,087

Cosmetics & Toiletries–0.85%

Bausch and Lomb, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.46%	05/10/2027		4,494	4,354,431

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.24%	06/29/2028	EUR	1,361	1,306,124

Wella (Rainbow FinCo S.a.r.l.), Term Loan B (6 mo. EURIBOR + 3.50%)	6.70%	02/24/2029	EUR	423	437,692

					6,098,247

Drugs–0.00%

Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	7.41%	11/15/2027		19	18,138

Ecological Services & Equipment–1.03%

Anticimex (Sweden), Term Loan B-2 (1 mo. Term SOFR + 4.75%)(e)	10.11%	11/16/2028		480	475,316

EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/11/2025		1,885	1,853,765
Groundworks LLC

Delayed Draw Term Loan(e)(g)	0.00%	01/31/2030		456	448,828

Revolver Loan(d)(e)(g)	0.00%	01/31/2030		146	141,438

Revolver Loan(e)(g)	0.00%	01/31/2030		146	141,438

Term Loan B(e)	11.56%	01/31/2030		2,497	2,422,124

OGF (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	7.91%	12/31/2025	EUR	325	323,480

Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.00%	03/20/2025		795	730,433

TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(e)	13.77%	11/02/2028		1,401	847,414

					7,384,236

Electronics & Electrical–6.09%

Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (6 mo. Term SOFR + 5.60%)	10.49%	02/01/2030		393	348,183

AppLovin Corp., Term Loan (3 mo. Term SOFR + 3.00%)	8.25%	10/25/2028		61	60,527

Boxer Parent Co., Inc., Term Loan B (EUR001M + 4.00%)	7.20%	10/02/2025	EUR	35	37,422

Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	9.15%	04/18/2025		913	901,008

Digi International, Inc., Term Loan (6 mo. USD LIBOR + 5.00%)(e)	10.15%	11/01/2028		1,505	1,506,605

E2Open LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	8.65%	02/04/2028		1,262	1,246,783

Entegris, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.90%	07/06/2029		668	667,418

Go Daddy Operating Co. LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.15%	11/09/2029		140	140,094

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)

GoTo Group, Inc. (LogMeIn), First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.90%	08/31/2027		$7,144	$ 4,391,912

Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	13.13%	01/11/2027		1,649	1,307,315

Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	7.75%	10/17/2028	EUR	868	910,538

Infinite Electronics, Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	12.16%	03/02/2029		441	381,134

Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	7.94%	10/15/2028		483	480,297
Learning Pool (Brook Bidco Ltd.) (United Kingdom)

Term Loan(e)(h)	–	08/17/2028	GBP	639	778,626

Term Loan(e)(h)	–	08/17/2028		824	788,103

Marcel Bidco LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(e)	8.91%	12/31/2027		154	152,643

Mavenir Systems, Inc., Term Loan B (3 mo. USD LIBOR + 4.75%)	10.14%	08/13/2028		3,005	2,446,516
McAfee Enterprise

Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.53%	07/27/2029		1,066	668,738

Term Loan B (1 mo. USD LIBOR + 4.75%)	10.03%	07/27/2028		1,056	753,055

McAfee LLC, Term Loan B-1 (1 mo. Term SOFR + 4.50%)	8.84%	03/01/2029		1,498	1,407,769

Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/25/2019-02/01/2022; Cost $3,718,357)(f)	11.41%	04/29/2026		3,744	3,332,554

Native Instruments (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(e)	8.85%	03/03/2028	EUR	1,541	1,529,813

Open Text Corp. (Canada), Incremental Term Loan B (1 mo. SOFR + 3.60%)	8.75%	08/27/2029		3,916	3,912,783

Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	9.40%	01/02/2025		966	949,940
Quest Software US Holdings, Inc.

Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	12.70%	01/20/2030		258	187,950

Term Loan B (3 mo. Term SOFR + 4.25%)	9.45%	01/19/2029		4,752	4,040,526
Sandvine Corp.

First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.65%	10/31/2025		1,183	1,114,365

Second Lien Term Loan (1 mo. SOFR + 8.00%)	13.15%	11/02/2026		289	253,609

SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/16/2025		142	139,441
Ultimate Software Group, Inc.

First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.90%	05/04/2026		1,597	1,543,876

Second Lien Incremental Term Loan (3 mo. Term SOFR + 5.25%)	10.27%	05/03/2027		294	277,888
Utimaco (Germany)

Term Loan B-1 (3 mo. EURIBOR + 6.25%)(e)	9.71%	05/31/2029	EUR	3,539	3,669,518

Term Loan B-2 (3 mo. SOFR + 6.25%)(e)	11.56%	05/31/2029		1,986	1,894,960

Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	10.15%	09/01/2025		1,868	1,416,119

					43,638,028

Financial Intermediaries–0.41%

Edelman Financial Center LLC (The), Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.90%	07/20/2026		193	182,630

LendingTree, Inc., First Lien Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.75%)	0.00%	09/15/2028		2,937	2,269,138
Virtue (Vistra+Tricor/Thevelia LLC)

First Lien Term Loan B(h)	–	06/22/2029		323	321,709

Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	10/26/2025		194	193,853

					2,967,330

Food Products–5.47%

Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	12/18/2026		1,547	1,540,350

Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	7.27%	02/15/2027	EUR	4,485	4,068,056
BrightPet (AMCP Pet Holdings, Inc.)

Incremental Term Loan B(d)(e)	11.41%	10/05/2026		3,918	3,639,970

Revolver Loan (3 mo. USD LIBOR + 6.25%)(d)(e)	10.66%	10/05/2026		802	744,751

Revolver Loan (3 mo. USD LIBOR + 6.25%)(d)(e)	10.66%	10/05/2026		563	523,360

Term Loan(e)	11.41%	10/05/2026		3,855	3,581,092
Florida Food Products LLC

First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	10.15%	10/18/2028		809	695,458

First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	10.15%	10/18/2028		5,651	4,859,553

Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	13.15%	10/08/2029		1,133	934,519
H-Food Holdings LLC

Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	10.58%	05/23/2025		1,431	1,183,466

Term Loan (3 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		21	17,062

Nomad Foods US LLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	8.56%	11/10/2029		604	604,658

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)

Panther BF Aggregator 2 L.P. (Canada), Term Loan B (1 mo. Term SOFR + 3.75%)	8.90%	04/20/2030		$1,260	$ 1,250,147

Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(e)	13.02%	09/22/2028		142	133,124

Sigma Bidco B.V. (Netherlands), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	7.46%	07/02/2025		1,870	1,813,808

Teasdale Foods, Inc., Term Loan(d)(e)	1.00%	12/18/2025		14,833	12,815,792

Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	7.24%	09/29/2028	EUR	854	774,468

					39,179,634

Food Service–0.58%
Euro Garages (Netherlands)

Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	02/07/2025		786	769,557

Term Loan B (3 mo. USD LIBOR + 4.25%)	0.00%	03/31/2026		537	525,654

Financiere Pax S.A.S., Term Loan B (6 mo. EURIBOR + 4.75%)	7.19%	07/01/2026	EUR	2,172	2,132,639

Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.66%	04/13/2028		1,121	742,815

					4,170,665

Health Care–9.79%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom)

Incremental Term Loan B (1 mo. Term SOFR + 5.25%)	9.65%	06/08/2028		1,161	1,111,397

Term Loan B (1 mo. SONIA + 4.75%)	9.18%	06/08/2028	GBP	516	624,893
Affinity Dental Management, Inc.

Delayed Draw Term Loan(d)(e)(g)	0.00%	08/03/2028		4,864	4,650,571

Revolver Term Loan(d)(e)	0.50%	08/04/2027		162	155,019

Revolver Term Loan(g)	0.00%	08/04/2027		1,459	1,395,171

Term Loan(d)(e)	10.82%	08/03/2028		10,810	10,334,344
athenahealth Group, Inc.

Term Loan (1 mo. Term SOFR + 3.50%)	8.60%	02/15/2029		755	713,317

Delayed Draw Term Loan(g)	0.00%	02/15/2029		93	87,629

Bracket Intermediate Holding Corp (Signant), Term Loan (1 mo. Term SOFR + 5.00%)	10.17%	05/03/2028		1,163	1,136,316

Cerba (Chrome Bidco) (France), Term Loan C (3 mo. EURIBOR + 3.50%)	6.71%	02/14/2029	EUR	472	473,269

Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	7.11%	02/22/2029	EUR	593	626,694

Ethypharm (Financiere Verdi, Orphea Ltf) (France), Term Loan B (3 mo. SONIA + 4.50%)	8.68%	04/17/2028	GBP	649	710,220

Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	9.77%	02/04/2027		749	693,235
Global Medical Response, Inc.

Term Loan (1 mo. USD LIBOR + 4.25%)	9.40%	03/14/2025		591	414,119

Term Loan (1 mo. USD LIBOR + 4.25%)	9.24%	10/02/2025		1,737	1,221,306

International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(e)	8.94%	09/07/2028		1,017	991,438
MB2 Dental Solutions LLC

Delayed Draw Term Loan(d)(e)	1.00%	01/29/2027		2,900	2,847,636

Delayed Draw Term Loan(d)(e)	1.00%	01/29/2027		8,671	8,514,884

Term Loan B(d)(e)	11.25%	01/29/2027		8,063	7,917,950

MedAssets Software Intermediate Holdings, Inc. (nThrive TSG), Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	11.90%	12/17/2029		774	464,764
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)

Term Loan B (3 mo. EURIBOR + 3.75%)	6.99%	12/15/2027	EUR	232	244,587

Term Loan B-2 (3 mo. EURIBOR + 3.75%)	6.99%	12/15/2027	EUR	134	141,284

Nidda Healthcare Holding AG (Germany), Term Loan B(h)	–	04/28/2028	EUR	300	318,938
SDB Holdco LLC (Specialty Dental Brands)

Delayed Draw Term Loan(d)(e)	12.09%	03/17/2027		3,801	3,724,639

Term Loan(d)(e)	12.09%	03/17/2027		17,902	17,544,039

Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	10.24%	11/24/2028		1,350	1,329,378

TTF Holdings LLC (Soliant), Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	9.19%	03/31/2028		893	888,463
Women’s Care Holdings, Inc. LLC

First Lien Term Loan (6 mo. USD LIBOR + 4.50%)	9.65%	01/15/2028		583	534,095

Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.40%	01/15/2029		402	355,791

					70,165,386

Home Furnishings–4.04%
A-1 Garage Door Services

Delayed Draw Term Loan(d)(e)	1.00%	12/22/2028		1,568	1,521,093

Term Loan B(d)(e)	11.50%	12/22/2028		6,861	6,655,438

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–(continued)
A1 Garage Merger Sub, LLC

Delayed Draw Term Loan(g)	0.00%	12/22/2028		1,506	$ 1,460,543

Revolver Loan(d)(g)	0.00%	12/22/2028		1,119	1,084,897
Hilding Anders AB (Sweden)

Term Loan (6 mo. EURIBOR + 5.00%)(e)	8.65%	02/28/2026	EUR	282	197,385

Term Loan (6 mo. EURIBOR + 10.00%)(e)	13.62%	12/31/2026	EUR	21	20,730

Term Loan(e)(h)	–	02/26/2027	EUR	270	0
Hunter Douglas Holding B.V.

Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.67%	02/26/2029		$5,157	4,759,552

Term Loan B-2 (3 mo. EURIBOR + 4.00%)	7.42%	02/26/2029	EUR	620	630,617

Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	9.39%	09/25/2028		4,181	3,973,961
Serta Simmons Bedding LLC

First Lien Term Loan (1 mo. USD LIBOR + 9.50%)(i)(j)	0.00%	08/10/2023		2,010	2,009,161

Second Lien Term Loan(i)(j)	0.00%	08/10/2023		3,009	1,680,224

SIWF Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	11.25%	10/06/2028		2,309	1,923,155

TGP Holdings III LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	06/29/2028		465	386,322

VC GB Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	12.23%	07/01/2029		530	450,438
Weber-Stephen Products LLC

Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	9.50%	10/30/2027		512	448,962

Term Loan B (1 mo. USD LIBOR + 3.25%)	8.52%	10/30/2027		1,996	1,749,708

					28,952,186

Industrial Equipment–4.84%

Chart Industries, Inc., Term Loan B	8.92%	03/14/2030		1,808	1,800,117

CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)	10.65%	12/20/2028		1,341	1,334,586

Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	9.77%	04/16/2026		448	432,185

Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. Term SOFR + 5.50%)	10.40%	06/08/2029		2,237	1,963,352

DXP Enterprises, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.44%	12/23/2027		1,591	1,589,340

EMRLD Borrower L.P. (Copeland), Term Loan B(h)	–	05/05/2030		2,998	2,966,138

Engineered Machinery Holdings, Inc., Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	11.16%	05/21/2029		195	178,400
Kantar (Summer BC Bidco) (United Kingdom)

Revolver Loan (1 mo. USD LIBOR + 3.00%)(e)	1.05%	06/04/2026		1,294	1,171,446

Revolver Loan(g)	0.00%	06/04/2026		2,185	1,977,830

Term Loan B (3 mo. USD LIBOR + 5.00%)	9.99%	12/04/2026		1,883	1,735,024

Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	9.66%	12/04/2026		557	518,243

Term Loan B-3 (3 mo. EURIBOR + 4.25%)	7.05%	12/04/2026	EUR	335	335,996

MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.95%	08/17/2029		70	69,355

MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.50%)	7.77%	07/31/2025		178	177,644

New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	03/08/2025		1,447	1,287,727
Robertshaw US Holding Corp.

First Lien Term Loan(e)	8.17%	02/28/2027		1,649	1,682,072

First Lien Term Loan(e)	10.75%	02/28/2027		1,386	1,164,517

First Lien Term Loan(e)	12.25%	02/28/2027		6,062	5,637,973
Tank Holding Corp.

Revolver Loan (1 mo. Term SOFR + 6.00%)(e)	0.38%	03/31/2028		40	37,674

Revolver Loan(g)	0.00%	03/31/2028		384	360,771

Term Loan (1 mo. Term SOFR + 6.00%)	12.75%	03/31/2028		6,316	6,110,330

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	8.60%	07/31/2027		672	649,075
Victory Buyer LLC (Vantage Elevator)

Second Lien Term Loan (3 mo. SOFR + 7.00%)(e)	12.13%	11/19/2029		315	253,879

Term Loan B (1 mo. USD LIBOR + 3.75%)	8.88%	11/15/2028		1,466	1,284,034

					34,717,708

Insurance–0.84%
Acrisure LLC

First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.65%	02/15/2027		1,511	1,410,500

First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	9.40%	02/15/2027		1,425	1,355,989

Term Loan (1 mo. Term SOFR + 5.75%)	10.82%	02/15/2027		1,764	1,739,797

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–(continued)

Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. SOFR + 3.75%)	8.90%	02/21/2028		$391	$ 380,682

USI, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	8.65%	11/22/2029		1,177	1,160,859

					6,047,827

Leisure Goods, Activities & Movies–5.82%

Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.25%)	8.15%	01/15/2030		1,523	1,524,574
Carnival Corp.

Incremental Term Loan (6 mo. USD LIBOR + 3.25%)	8.40%	10/18/2028		6,939	6,751,205

Term Loan (6 mo. USD LIBOR + 3.00%)	8.15%	06/30/2025		457	453,989
Crown Finance US, Inc.

DIP Term Loan(i)	15.06%	09/07/2023		7,759	7,900,467

First Lien Term Loan (Acquired 02/27/2020-02/24/2022; Cost $4,369,644)(f)(i)(j)	0.00%	02/28/2025		3,027	681,545

First Lien Term Loan (Acquired 08/28/2020-03/01/2022; Cost $560,922)(f)(i)(j)	0.00%	02/28/2025	EUR	794	191,126

First Lien Term Loan (Acquired 10/18/2019-09/13/2021; Cost $2,656,319)(f)(i)(j)	0.00%	09/30/2026		3,970	893,836

Revolver Loan(i)	0.00%	02/28/2024		793	178,675

Revolver Loan(g)	0.00%	02/28/2024		14	3,144

Dorna Sports S.L. (Spain), Term Loan B (3 mo. EURIBOR + 3.50%)	6.25%	03/30/2029	EUR	815	851,965

Fitness International LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	8.45%	04/18/2025		1,655	1,588,889

Nord Anglia Education, Term Loan B	9.76%	01/25/2028		674	670,633

OEG Borrower LLC (Opry Entertainment), Term Loan B (3 mo. Term SOFR + 5.00%)(e)	9.84%	05/20/2029		1,632	1,623,910
Royal Caribbean Cruises

Revolver Loan(h)	-	04/05/2024		4,056	3,913,784

Revolver Loan(h)	-	04/12/2024		859	828,695

Revolver Loan(g)	0.00%	04/05/2024		97	93,713

Revolver Loan(g)	0.00%	04/12/2024		239	231,104

Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	6.74%	02/27/2027	EUR	1,000	874,013

Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	7.00%	04/17/2026		111	109,692
USF S&H Holdco LLC

Term Loan A(e)	18.67%	06/30/2025		732	731,637

Term Loan A(g)	0.00%	06/30/2025		895	894,923

Term Loan B(e)	0.00%	06/30/2025		9,339	9,338,747
Vue International Bidco PLC (United Kingdom)

Term Loan	11.09%	06/30/2027	EUR	344	337,031

Term Loan	4.86%	12/31/2027	EUR	1,773	1,014,120

					41,681,417

Lodging & Casinos–3.98%
Aimbridge Acquisition Co., Inc.

First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	02/02/2026		2,242	2,115,813

First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.88%	02/02/2026		1,954	1,844,893

B&B Hotels S.A.S. (France), Term Loan B-4 (6 mo. EURIBOR + 5.50%)	8.25%	07/31/2026	EUR	697	744,876

Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	8.36%	10/02/2028		1,919	1,839,969

Caesars Entertainment, Inc., Term Loan B	8.50%	01/26/2030		3,601	3,575,804

Flutter Financing B.V. (Stars Group), Term Loan B (1 mo. Term SOFR + 3.25%)	8.41%	07/04/2028		2,200	2,202,723

Four Seasons Holdings, Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.25%)	8.50%	11/30/2029		446	447,116

GVC Finance LLC, Incremental Term Loan (1 mo. Term SOFR + 3.50%)	8.44%	10/31/2029		2,497	2,498,310
HotelBeds (United Kingdom)

Term Loan B (3 mo. EURIBOR + 4.25%)	6.71%	09/12/2025	EUR	2,860	2,963,438

Term Loan C (6 mo. EURIBOR + 4.50%)	6.96%	09/30/2027	EUR	1,879	1,915,852

Term Loan D (6 mo. EURIBOR + 5.50%)	8.84%	09/12/2027	EUR	6,961	7,188,979

Scientific Games Lottery, Term Loan B (3 mo. EURIBOR + 4.00%)	7.05%	01/31/2029	EUR	471	494,396

Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.16%	12/14/2029		683	683,043

					28,515,212

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Nonferrous Metals & Minerals–1.04%
American Rock Salt Co. LLC

First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	06/09/2028		$921	$ 858,863

Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.40%	06/11/2029		101	89,099

AZZ, Inc., Term Loan (1 mo. Term SOFR + 4.25%)	9.50%	05/13/2029		2,184	2,185,583

Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	9.22%	07/31/2026		786	768,627

Form Technologies LLC

First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.83%	07/19/2025		2,249	2,063,184

First Lien Term Loan (3 mo. USD LIBOR + 9.00%)	14.33%	10/22/2025		1,061	793,512

SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	9.15%	03/16/2027		732	713,449

					7,472,317

Oil & Gas–2.63%

Brazos Delaware II LLC, First Lien Term Loan	8.80%	02/01/2030		2,005	1,961,631

Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	12.02%	08/25/2026		2,477	2,393,254

McDermott International Ltd.

LOC(g)	0.00%	06/30/2024		3,645	2,970,270

LOC (3 mo. USD LIBOR + 4.00%)(e)	8.75%	06/30/2024		1,620	1,133,733

PIK Second Lien Term Loan, 3.00% PIK Rate, 6.15% Cash Rate(k)	3.00%	06/30/2025		863	587,877

Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	06/30/2024		159	129,564

Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B	9.61%	02/14/2030		2,315	2,259,309

Petroleum GEO-Services ASA (Norway)

Term Loan (3 mo. SOFR + 6.75%)	11.65%	03/18/2024		808	816,282

Term Loan (1 mo. USD LIBOR + 7.00%)	12.16%	03/19/2024		1,115	1,106,568

QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	13.15%	08/27/2026		4,912	4,902,067

WhiteWater Whistler Holdings LLC, Term Loan B	8.15%	01/25/2030		620	619,740

					18,880,295

Publishing–3.26%

Cengage Learning, Inc., Term Loan B (6 mo. USD LIBOR + 4.75%)	9.88%	06/29/2026		4,415	4,179,340

Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	8.77%	08/21/2026		2,054	1,937,264

Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)(e)	9.12%	12/01/2028		5,802	5,366,896

Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)

First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	10.50%	04/09/2029		3,219	2,850,777

Second Lien Term Loan B (1 mo. SOFR + 8.50%)(e)	13.65%	04/08/2030		2,496	2,108,728

McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	10.33%	07/30/2028		3,193	3,008,429

Micro Holding L.P., Term Loan B-3 (1 mo. Term SOFR + 4.25%)	9.42%	04/20/2028		4,099	3,891,501

					23,342,935

Radio & Television–0.20%

Diamond Sports Holdings LLC, Second Lien Term Loan (1 mo. Term SOFR + 3.25%)(i)(j)	0.00%	08/24/2026		2,121	90,151

Gray Television, Inc.

Term Loan D (1 mo. Term SOFR + 3.00%)	8.11%	12/01/2028		176	167,448

Term Loan E (1 mo. Term SOFR + 2.50%)	7.61%	01/02/2026		22	21,194

Sinclair Television Group, Inc.

Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	7.77%	09/30/2026		201	178,200

Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	8.16%	04/01/2028		1,179	986,210

					1,443,203

Retailers (except Food & Drug)–2.39%

Action Holding B.V. (Netherlands), Term Loan B-3-A (h)	–	09/21/2028	EUR	293	310,167

Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	8.90%	03/06/2028		5,433	5,287,655

Douglas (Kirk Beauty GmbH) (Germany)

Term Loan B-1 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	358	370,409

Term Loan B-2 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	206	213,308

Term Loan B-3 (6 mo. EURIBOR + 5.50%)	8.27%	04/08/2026	EUR	453	469,067

Term Loan B-4 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	632	654,208

Term Loan B-5 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	141	145,561

PetSmart, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.00%	02/11/2028		7,771	7,678,019

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)

Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	10.66%	04/26/2028		$2,056	$ 2,016,248

					17,144,642

Surface Transport–1.59%
American Trailer World Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.00%	03/03/2028		615	534,241

Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	9.40%	09/30/2028		729	716,814
First Student Bidco, Inc.

Delayed Draw Term Loan (3 mo. Term SOFR + 4.00%)	9.00%	07/21/2028		221	212,450

Incremental Term Loan B (3 mo. Term SOFR + 4.00%)	9.00%	07/21/2028		3,166	3,051,633

Hertz Corp. (The), Term Loan B (1 mo. USD LIBOR + 3.25%)	8.41%	06/30/2028		87	86,499

Hurtigruten (Explorer II AS) (Norway), Term Loan B(h)	–	02/26/2027	EUR	3,127	3,029,793

Novae LLC, Term Loan B (3 mo. Term SOFR + 5.00%)	10.34%	12/22/2028		583	501,338

PODS LLC, Incremental Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	9.27%	04/01/2028		1,798	1,719,516

STG - XPOI Opportunity, Term Loan B (1 mo. Term SOFR + 6.00%)(e)	11.25%	03/24/2028		1,593	1,533,594

					11,385,878

Telecommunications–3.84%
Avaya, Inc.

DIP Term Loan(e)	0.00%	08/15/2023		438	453,146

Term Loan B-1 (1 mo. USD LIBOR + 9.09%)	9.09%	12/15/2027		1,025	250,412

Term Loan B-2 (1 mo. USD LIBOR + 8.84%)	8.84%	12/15/2027		1,318	316,395

Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	8.36%	11/30/2027		1	150

CenturyLink, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.52%	03/15/2027		2,999	2,078,211

Cincinnati Bell, Inc., Term Loan B-2 (1 mo. Term SOFR + 3.25%)	8.50%	11/22/2028		35	32,751
Crown Subsea Communications Holding, Inc.

Incremental Term Loan	10.36%	04/27/2027		1,157	1,156,886

Term Loan (1 mo. Term SOFR + 4.75%)	10.11%	04/27/2027		1,441	1,433,677

Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (6 mo. Term SOFR + 4.25%)	9.44%	02/01/2029		2,292	2,257,843

Iridium Satellite LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.75%	11/04/2026		38	37,712

Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 1.75%)	7.02%	03/01/2027		44	38,751
MLN US HoldCo LLC (dba Mitel)

First Lien Term Loan (6 mo. USD LIBOR + 4.50%)	9.56%	11/30/2025		45	12,738

Second Lien Term Loan (3 mo. SOFR + 6.70%)	11.78%	11/01/2027		6,800	3,909,979

Term Loan (3 mo. SOFR + 6.44%)	11.52%	11/01/2027		2,796	2,469,496

Third Lien Term Loan (6 mo. SOFR + 9.25%)(e)	14.33%	11/01/2027		2,583	1,356,055

Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	8.03%	12/07/2026		4,253	2,592,338

U.S. Telepacific Corp., Term Loan	7.25%	05/01/2026		3,275	932,691

Voyage Digital (NC) Ltd., Term Loan B (3 mo. Term SOFR + 4.50%)(e)	9.36%	05/10/2029		1,607	1,586,797

Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	11.50%	09/21/2027		3,870	3,512,069

Zayo Group Holdings, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.40%	03/09/2027		3,905	3,092,844

					27,520,941

Utilities–1.85%

Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	7.90%	08/01/2025		662	656,626
Generation Bridge LLC

Term Loan B (3 mo. USD LIBOR + 5.00%)	10.15%	12/01/2028		1,178	1,177,484

Term Loan C (1 mo. USD LIBOR + 5.00%)	10.15%	12/01/2028		27	27,465

Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	11/09/2026		2,123	2,022,152

KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	9.73%	08/14/2026		1,250	1,070,394
Lightstone Holdco LLC

Term Loan B (1 mo. Term SOFR + 5.75%)	10.90%	02/01/2027		4,091	3,666,382

Term Loan C (1 mo. Term SOFR + 5.75%)	10.90%	02/01/2027		221	197,673

Nautilus Power LLC, Term Loan (3 mo. Term SOFR + 5.25%)	10.24%	11/16/2026		2,000	1,499,916

Pike Corp., Term Loan (1 mo. Term SOFR + 3.50%)	8.65%	01/21/2028		425	423,724
Talen Energy Supply LLC

Term Loan B	9.59%	05/27/2030		1,246	1,218,771

Term Loan C	9.59%	05/27/2030		1,009	987,625

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)

USIC Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	11.65%	05/14/2029	$301	$ 279,837

				13,228,049

Total Variable Rate Senior Loan Interests (Cost $866,178,981)				809,037,771

			Shares

Common Stocks & Other Equity Interests–7.87%(l)
Aerospace & Defense–0.30%

IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(e)(f)			320	2,170,889

NAC Aviation 8 Ltd.(e)			57,567	0

				2,170,889

Automotive–0.00%

ThermaSys Corp. (Acquired 12/31/2018; Cost $618,347)(e)(f)			881,784	26,453

Building & Development–0.00%

Haya (Holdco2 PLC/Real Estate SAU)(e)			551	0

Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,937,680)(e)(f)			780	0

Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,970)(e)(f)			9	0

				0

Business Equipment & Services–0.98%

Checkout Holding Corp.(e)			7,731	0

My Alarm Center LLC, Class A(e)			44,397	6,992,561

				6,992,561

Containers & Glass Products–0.01%

Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $52,821)(f)			12,972	91,453

Drugs–0.00%

Envigo RMS Holding Corp.			5,797	35,246

Electronics & Electrical–0.00%

Riverbed Technology, Inc.(e)			30,527	1,526

Financial Intermediaries–0.02%

JVMC Holdings Corp.(e)			1,481	74,077

JVMC Holdings Corp., Class A(e)			1,142	57,114

JVMC Holdings Corp., Class B(e)			1,667	17

				131,208

Industrial Equipment–0.05%

North American Lifting Holdings, Inc.			44,777	350,761

Leisure Goods, Activities & Movies–1.53%

Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(f)(i)			240,479	0

USF S&H Holdco LLC (Acquired 12/02/2019; Cost $7,100,293)(e)(f)			9,844	10,964,904

Vue International Bidco PLC(e)			1,751,232	0

				10,964,904

Lodging & Casinos–0.27%

Bally’s Corp.(m)			120,357	1,635,652

Caesars Entertainment, Inc.(m)			7,110	291,581

				1,927,233

Oil & Gas–4.17%

HGIM Corp. (Acquired 07/02/2018-08/31/2021; Cost $965,010)(f)			17,672	653,865

McDermott International Ltd.(e)			1,066,050	354,462

McDermott International, Inc.(m)			352,986	123,545

NexTier Oilfield Solutions, Inc.(m)			42,011	316,763

QuarterNorth Energy Holding, Inc.(e)			128,436	23,268,750

QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(e)			22,570	340,356

QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(e)			43,468	2,173

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

			Shares		Value
Oil & Gas–(continued)

Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,094,069)(e)(f)				132,022	$ 118,820

Seadrill Ltd.(m)				113,391	4,019,694

Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $672,435)(e)(f)				64,960	1,786

Tribune Resources LLC (Acquired 04/03/2018; Cost $1,719,591)(f)				337,847	654,578

Tribune Resources LLC, Wts., expiring 04/03/2023 (Acquired 04/03/2018; Cost $7,239)(f)				87,471	2,187

					29,856,979

Radio & Television–0.05%

iHeartMedia, Inc., Class A(m)				166,688	395,051

iHeartMedia, Inc., Class B(e)				42	136

					395,187

Retailers (except Food & Drug)–0.04%

Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $626,636)(f)				390	160,875

Toys R US, Inc.(e)				15	36,297

Vivarte S.A.S.(e)				233,415	110,877

					308,049

Surface Transport–0.11%

Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459)(e)(f)				8,057	265,881

Commercial Barge Line Co., Series A, Wts.				6,633	165,825

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-05/12/2022; Cost $0)(e)(f)				63,030	29,545

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/12/2022; Cost $0)(e)(f)				55,418	34,636

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842)(f)				8,470	279,510

					775,397

Utilities–0.34%

Vistra Corp.				82,057	1,966,906

Vistra Operations Co. LLC, Rts., expiring 12/31/2046				383,614	441,156

					2,408,062

Total Common Stocks & Other Equity Interests (Cost $56,212,107)					56,435,908

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–3.21%(n)
Automotive–0.27%

Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(o)(p)	13.01%	04/19/2026	SEK	18,750	1,563,681

Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(o)(p)	7.49%	09/30/2028	EUR	362	361,514

					1,925,195

Building & Development–0.17%

APCOA Parking Holdings GmbH (Germany)(o)	4.63%	01/15/2027	EUR	291	268,086

APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(o)(p)	8.18%	01/15/2027	EUR	450	466,866

Haya (Holdco2 PLC/Real Estate SAU) (Spain) (3 mo. EURIBOR + 9.00%)	12.46%	11/30/2025	EUR	454	190,374

Ideal Standard International S.A. (Belgium)(o)	6.38%	07/30/2026	EUR	529	302,515

					1,227,841

Cable & Satellite Television–0.26%

Altice Financing S.A. (Luxembourg)(o)	3.00%	01/15/2028	EUR	423	348,915

Altice Finco S.A. (Luxembourg)(o)	4.75%	01/15/2028	EUR	1,292	925,874

Altice France Holding S.A. (Luxembourg)(o)	8.00%	05/15/2027	EUR	962	589,360

					1,864,149

Chemicals & Plastics–0.05%

Herens Midco S.a.r.l. (Luxembourg)(o)	5.25%	05/15/2029	EUR	480	323,225

Electronics & Electrical–0.35%

Castor S.p.A. (Italy)(o)	6.00%	02/15/2029	EUR	1,258	1,220,470

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)

Nobel Bidco B.V. (Netherlands)(o)	3.13%	06/15/2028	EUR	1,564	$ 1,320,052

					2,540,522

Financial Intermediaries–1.40%

AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(o)(p)	8.25%	08/01/2024	EUR	2,617	1,941,097

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(o)(p)	9.50%	05/01/2026	EUR	1,168	993,006

Garfunkelux Holdco 3 S.A. (Luxembourg)(o)	6.75%	11/01/2025	EUR	1,523	1,195,035

Kane Bidco Ltd. (United Kingdom)(o)	5.00%	02/15/2027	EUR	267	265,991

Kane Bidco Ltd. (United Kingdom)(o)	6.50%	02/15/2027	GBP	334	368,945

Sherwood Financing PLC (United Kingdom)(o)	4.50%	11/15/2026	EUR	371	336,136

Sherwood Financing PLC (United Kingdom)(o)	6.00%	11/15/2026	GBP	375	382,522

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(o)(p)	7.95%	11/15/2027	EUR	1,652	1,632,945

Very Group Funding PLC (The) (United Kingdom)(o)	6.50%	08/01/2026	GBP	1,844	1,772,659

Zenith Finco PLC (United Kingdom)(o)	6.50%	06/30/2027	GBP	1,203	1,166,080

					10,054,416

Industrial Equipment–0.24%

Multiversity S.r.l. (Italy) (3 mo. EURIBOR + 4.25%)(o)(p)	7.52%	10/30/2028	EUR	1,286	1,362,406

Summer (BC) Holdco A S.a.r.l. (Luxembourg)(o)	9.25%	10/31/2027	EUR	451	384,500

					1,746,906

Leisure Goods, Activities & Movies–0.11%

Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(o)(p)	7.71%	06/15/2027	EUR	372	373,431

Deuce Finco PLC (United Kingdom)(o)	5.50%	06/15/2027	GBP	372	390,221

					763,652

Retailers (except Food & Drug)–0.36%

Douglas GmbH (Germany)(o)	6.00%	04/08/2026	EUR	1,377	1,353,206

Kirk Beauty SUN GmbH, (Germany)(k)(o)	9.00%	10/01/2026	EUR	1,513	1,208,848

					2,562,054

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $30,188,711)					23,007,960

U.S. Dollar Denominated Bonds & Notes–2.84%
Aerospace & Defense–0.16%

Rand Parent LLC (o)	8.50%	02/15/2030		$ 1,372	1,185,929

Air Transport–0.05%

Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $871,796)(e)(f)	5.75%	07/15/2025		374	364,339

Automotive–0.09%

Clarios Global L.P./Clarios US Finance Co.(o)	6.75%	05/15/2028		665	665,652

Building & Development–0.37%

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/13/2020-11/19/2020; Cost $1,170,686)(f)(o)	5.75%	05/15/2026		1,287	1,144,523

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(o)	4.50%	04/01/2027		1,918	1,535,215

					2,679,738

Cable & Satellite Television–0.45%

Altice Financing S.A. (Luxembourg)(o)	5.75%	08/15/2029		29	22,140

Altice Financing S.A. (Luxembourg)(o)	5.00%	01/15/2028		1,763	1,379,268

Altice France S.A. (France)(o)	5.50%	01/15/2028		594	451,069

Altice France S.A. (France)(o)	5.50%	10/15/2029		679	493,361

Virgin Media Secured Finance PLC (United Kingdom)(o)	4.50%	08/15/2030		1,020	849,076

					3,194,914

Chemicals & Plastics–0.37%

SK Invictus Intermediate II S.a.r.l.(o)	5.00%	10/30/2029		3,305	2,627,359

Food Products–0.16%

Sigma Holdco B.V. (Netherlands)(o)	7.88%	05/15/2026		72	61,246

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Food Products–(continued)

Teasdale Foods, Inc. (Acquired 12/18/2020-03/31/2022; Cost $1,771,245)(d)(e)(f)	16.25%	06/18/2026	$2,077	$ 1,117,475

				1,178,721

Food Service–0.09%

eG Global Finance PLC (United Kingdom)(o)	6.75%	02/07/2025	671	645,747

Health Care–0.05%

Global Medical Response, Inc.(o)	6.50%	10/01/2025	495	334,910

Industrial Equipment–0.12%

Chart Industries, Inc.(o)	7.50%	01/01/2030	182	184,060

Emerald Debt Merger Sub LLC(o)	6.63%	12/15/2030	673	668,458

				852,518

Lodging & Casinos–0.06%

Caesars Entertainment, Inc.(o)	7.00%	02/15/2030	432	434,370

Publishing–0.35%

McGraw-Hill Education, Inc.(o)	5.75%	08/01/2028	2,921	2,493,950

Radio & Television–0.07%

Diamond Sports Group LLC/Diamond Sports Finance Co. (i)(j)(o)	0.00%	08/15/2026	1,339	59,606

iHeartCommunications, Inc.(o)	4.75%	01/15/2028	322	223,721

Univision Communications, Inc.(o)	7.38%	06/30/2030	257	239,198

				522,525

Retailers (except Food & Drug)–0.26%

Evergreen Acqco 1 L.P./TVI, Inc.(o)	9.75%	04/26/2028	1,829	1,831,844

Telecommunications–0.19%

Windstream Escrow LLC/Windstream Escrow Finance Corp.(o)	7.75%	08/15/2028	1,635	1,330,981

Total U.S. Dollar Denominated Bonds & Notes (Cost $24,789,698)				20,343,497

			Shares
Preferred Stocks–0.69%(l)
Automotive–0.00%

ThermaSys Corp., Series A, Pfd. (Acquired 12/31/2018; Cost $196,600)(e)(f)			188	2

Electronics & Electrical–0.00%

Riverbed Technology, Inc., Pfd.(e)			60,232	3,012

Financial Intermediaries–0.02%

JVMC Holdings Corp., Series A-2, Pfd.(e)			324	118,424

Oil & Gas–0.08%

McDermott International Ltd., Pfd.(e)			915	594,547

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485)(e)(f)			258,709	9,313

				603,860

Surface Transport–0.59%

Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,496,920)(f)			23,669	579,890

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,573,543)(f)			24,882	609,609

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945)(f)			39,456	1,775,520

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351)(f)			27,709	1,246,905

				4,211,924

Total Preferred Stocks (Cost $5,126,424)				4,937,222

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Municipal Obligations–0.52%
Arizona–0.52%

Arizona (State of) Industrial Development Authority (NewLife Forest Restoration, LLC), Series 2022, RB (Cost $3,979,132)(o)	0.00%	01/01/2028	$4,322	$3,683,657

TOTAL INVESTMENTS IN SECURITIES(q)–128.00% (Cost $986,475,053)				917,446,015

BORROWINGS–(26.23)%				(188,000,000)

VARIABLE RATE TERM PREFERRED SHARES–(13.91)%				(99,730,471)

OTHER ASSETS LESS LIABILITIES–12.14%				87,058,545

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$716,774,089

Investment Abbreviations:

DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Rts.	– Rights
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Restricted security. The aggregate value of these securities at May 31, 2023 was $35,993,822, which represented 5.02% of the Trust’s Net Assets.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	This variable rate interest will settle after May 31, 2023, at which time the interest rate will be determined.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $10,989,965, which represented 1.53% of the Trust’s Net Assets.

(k)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $45,362,926, which represented 6.33% of the Trust’s Net Assets.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 2,807,159	$ 2,404,184	$ (5,211,343)	$ -	$ -	$ -	$ 850

Invesco Liquid Assets Portfolio, Institutional Class	2,005,036	1,717,274	(3,722,583)	49	224	-	621
Invesco Treasury Portfolio, Institutional Class	3,208,182	2,747,638	(5,955,820)	-	-	-	966

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income

Investments in Other Affiliates:

USF S&H Holdco LLC*	$ 10,904,070	$ -	$ -	$60,834	$ -	$ 10,964,904	$ -

Total	$ 18,924,447	$6,869,096	$(14,889,746)	$60,883	$224	$ 10,964,904	$2,437

*	At May 31, 2023, this security was no longer an affiliate of the Fund.

The aggregate value of securities considered illiquid at May 31, 2023 was $379,042,549, which represented 52.88% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

06/30/2023	Bank of New York Mellon (The)	EUR	20,813,456	USD	23,037,374	$753,788

06/30/2023	Barclays Bank PLC	GBP	3,467,971	USD	4,327,846	11,277

06/30/2023	Barclays Bank PLC	SEK	17,552,217	USD	1,715,723	95,793

06/30/2023	BNP Paribas S.A.	USD	4,259,496	GBP	3,440,034	22,301

07/31/2023	BNP Paribas S.A.	EUR	20,432,119	USD	22,076,238	163,283

07/31/2023	BNP Paribas S.A.	SEK	17,080,330	USD	1,603,492	24,556

06/30/2023	J.P. Morgan Chase Bank, N.A.	EUR	500,000	USD	553,207	17,890

07/31/2023	J.P. Morgan Chase Bank, N.A.	EUR	140,150	USD	151,312	1,004

06/30/2023	Morgan Stanley Bank, N.A.	EUR	20,502,807	USD	22,659,313	708,318

06/30/2023	Morgan Stanley Bank, N.A.	GBP	3,520,516	USD	4,393,209	11,237

06/30/2023	Morgan Stanley Bank, N.A.	USD	4,195,876	GBP	3,388,690	22,013

06/30/2023	Royal Bank of Canada	USD	4,260,610	GBP	3,440,034	21,187

07/31/2023	Royal Bank of Canada	EUR	20,280,525	USD	21,897,296	146,920

07/31/2023	State Street Bank & Trust Co.	EUR	20,209,565	USD	21,778,333	104,061

06/30/2023	Toronto Dominion Bank	EUR	20,813,456	USD	22,998,473	714,887

06/30/2023	Toronto Dominion Bank	GBP	3,520,516	USD	4,392,407	10,435

06/30/2023	UBS AG	EUR	650,929	USD	704,144	7,238

Subtotal–Appreciation						2,836,188

Currency Risk

06/30/2023	Barclays Bank PLC	USD	1,107,670	EUR	1,000,000	(37,037)

06/30/2023	Barclays Bank PLC	USD	301,642	GBP	240,244	(2,611)

06/30/2023	BNP Paribas S.A.	USD	21,960,902	EUR	20,361,517	(161,177)

06/30/2023	BNP Paribas S.A.	USD	1,590,851	SEK	16,972,513	(24,423)

07/31/2023	BNP Paribas S.A.	GBP	3,440,034	USD	4,261,690	(22,421)

06/30/2023	Deutsche Bank AG	USD	56,753	SEK	579,703	(3,251)

07/31/2023	Morgan Stanley Bank, N.A.	GBP	3,388,690	USD	4,198,047	(22,121)

06/30/2023	Royal Bank of Canada	USD	22,882,669	EUR	21,209,565	(174,995)

07/31/2023	Royal Bank of Canada	GBP	3,441,132	USD	4,264,182	(21,297)

06/30/2023	State Street Bank & Trust Co.	USD	22,279,035	EUR	20,709,565	(106,678)

Subtotal-Depreciation						(576,011)

Total Forward Foreign Currency Contracts						$2,260,177

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$441,003,824	$368,033,947	$809,037,771

Common Stocks & Other Equity Interests	8,784,438	2,800,210	44,851,260	56,435,908

Non-U.S. Dollar Denominated Bonds & Notes	–	23,007,960	–	23,007,960

U.S. Dollar Denominated Bonds & Notes	–	18,861,683	1,481,814	20,343,497

Preferred Stocks	–	4,211,924	725,298	4,937,222

Municipal Obligations	–	3,683,657	–	3,683,657

Total Investments in Securities	8,784,438	493,569,258	415,092,319	917,446,015

Other Investments - Assets*

Investments Matured	–	147,261	497,375	644,636

Forward Foreign Currency Contracts	–	2,836,188	–	2,836,188

	–	2,983,449	497,375	3,480,824

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(576,011)	–	(576,011)

Total Other Investments	–	2,407,438	497,375	2,904,813

Total Investments	$8,784,438	$495,976,696	$415,589,694	$920,350,828

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2023:

	Value 02/28/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/23
Variable Rate Senior Loan Interests	$409,533,144	$20,407,565	$(51,342,135)	$472,368	$256,858	$(884,243)	$11,772,964	$(22,182,574)	$368,033,947
Common Stocks & Other Equity Interests	49,049,800	–	(611,988)	–	–	(3,571,913)	272,189	(286,828)	44,851,260
U.S. Dollar Denominated Bonds & Notes	691,512	81,087	–	–	–	709,215	–	–	1,481,814
Preferred Stocks	745,598	397,020	(397,020)	–	–	(20,300)	–	–	725,298
Investments Matured	497,375	–	–	–	–	–	–	–	497,375
Total	$460,517,429	$20,885,672	$(52,351,143)	$472,368	$256,858	$(3,767,241)	$12,045,153	$(22,469,402)	$415,589,694

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Senior Income Trust

    The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 05/31/23	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Keg Logistics LLC, Term Loan A	$24,527,664	Valuation Service	N/A	N/A	N/A	(a)
QuarterNorth Energy, Inc.	23,268,750	Enterprise Value	Barrel of Oil Equivalent Per Day	N/A	39,553	(b)
FDH Group Acquisition, Inc., Term Loan A	21,589,325	Valuation Service	N/A	N/A	N/A	(a)
SDB Holdco LLC, Term Loan	17,544,039	Valuation Service	N/A	N/A	N/A	(a)
Lightning Finco Ltd. (LiveU), Term Loan B-1	16,608,509	Valuation Service	N/A	N/A	N/A	(a)
Muth Mirror Systems LLC, Term Loan	15,729,904	Valuation Service	N/A	N/A	N/A	(a)
HASA Acquisition LLC, Term Loan	13,224,570	Valuation Service	N/A	N/A	N/A	(a)
Teasdale Foods, Inc., Term Loan	12,815,792	Valuation Service	N/A	N/A	N/A	(a)
Vertellus, Term Loan B	12,436,353	Valuation Service	N/A	N/A	N/A	(a)
USF S&H Holdco LLC	10,964,904	Valuation Service	N/A	N/A	N/A	(a)
CV Intermediate Holdco Corp. (Class Valuation), Delayed Draw Term Loan	10,924,462	Valuation Service	N/A	N/A	N/A	(a)
Affinity Dental Management, Inc., Term Loan	10,334,344	Valuation Service	N/A	N/A	N/A	(a)
USF S&H Holdco LLC, Term Loan B	9,338,747	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)

The Trust fair values certain common equity securities using an enterprise value approach, which utilizes market comps, recent mergers & acquisitions transactions, barrel of oil equivalent per day and projected production. The Adviser periodically reviews the financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Senior Income Trust